Revenue - Disaggregation based on geographical location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Total revenue	$ 479,688	$ 434,094	$ 260,892
Over a period of time
Disclosure of geographical areas [line items]
Revenue	$ 361,047
Hero Wars
Disclosure of geographical areas [line items]
Percentage of group's total revenues	96.00%	99.00%	98.00%
US
Disclosure of geographical areas [line items]
Total revenue	$ 160,314		$ 97,470
Europe
Disclosure of geographical areas [line items]
Total revenue	101,320		61,494
Asia
Disclosure of geographical areas [line items]
Total revenue	124,322		42,382
Other
Disclosure of geographical areas [line items]
Total revenue	$ 93,732		$ 59,546